Leases - Schedule of Operating Leases (Details)	Sep. 30, 2024 USD ($)
Schedule of Operating Leases [Abstract]
2024	$ 162,320
2025	611,775
2026	552,748
2027	200,061
2028	58,565
Total lease payments	1,585,469
Less interest	99,111
Present value of lease liabilities	$ 1,486,358